UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – December 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 46.2%

	Financials — 10.2%
$294,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	$304,687
250,000	Air Lease Corp., 5.625%, 4/1/17	252,188
290,000	Ally Financial, Inc., 8.000%, 11/1/31	335,675
682,000	Bank of America Corp.,
	6.100%, 12/29/49(A)(B)	685,751
550,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	550,691
370,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	370,360
384,000	Branch Banking & Trust Co.,
	3.625%, 9/16/25	390,412
575,000	Capital One NA, 1.650%, 2/5/18	573,883
335,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	353,862
102,000	CIT Group, Inc., 5.000%, 8/15/22	106,335
660,000	Citigroup, Inc., 2.361%, 9/1/23(A)	673,123
250,000	Citigroup, Inc., 3.300%, 4/27/25	244,931
58,000	Citigroup, Inc., 6.125%, 12/29/49(A)(B)	60,030
49,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	50,348
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	247,830
380,000	Fifth Third Bancorp, 2.875%, 7/27/20	384,180
34,000	FirstCash, Inc., 6.750%, 4/1/21	35,105
232,000	GE Capital International Funding Co.
	Unlimited Co. (Ireland),
	4.418%, 11/15/35	243,114
495,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	496,489
33,000	General Motors Financial Co., Inc.,
	4.200%, 3/1/21	34,048
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	169,878
55,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/31/49(A)(B)	55,550
430,000	HSBC Holdings PLC (United Kingdom),
	2.499%, 1/5/22(A)	438,012
420,000	Huntington National Bank (The),
	2.200%, 11/6/18	421,189
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	146,637
630,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)(B)	602,532
30,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)(B)	30,617
265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	276,428
60,000	MetLife, Inc., 5.250%, 12/29/49(A)(B)	60,750
175,000	Morgan Stanley, 3.950%, 4/23/27	173,234
360,000	Navient Corp. MTN, 6.125%, 3/25/24	349,650
51,000	OneMain Financial Holdings LLC,
	144a, 7.250%, 12/15/21	53,168
250,000	PNC Bank NA, 2.700%, 11/1/22	246,104
360,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	373,950
28,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	27,230
285,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	369,851
580,000	Wells Fargo & Co.,
	5.900%, 12/12/49(A)(B)	582,900
		10,770,722

	Consumer Discretionary — 6.5%
18,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	18,124
12,000	AMC Entertainment Holdings, Inc.,
	5.750%, 6/15/25	12,270
33,000	AMC Entertainment Holdings, Inc.,
	144a, 5.875%, 11/15/26	33,743
35,000	AMC Networks, Inc., 4.750%, 12/15/22	35,219
6,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	6,180
120,000	Anheuser-Busch InBev Finance, Inc.,
	2.650%, 2/1/21	120,689
306,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	330,746
490,000	AutoNation, Inc., 5.500%, 2/1/20	526,586
43,000	Belo Corp., 7.250%, 9/15/27	45,473
54,000	Brinker International, Inc., 144a,
	5.000%, 10/1/24	53,865
23,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	23,115
14,000	Cable One, Inc., 144a, 5.750%, 6/15/22	14,420
70,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	68,250
425,000	CBS Corp., 4.900%, 8/15/44	425,422
374,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	387,090
251,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	258,530
50,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	51,000
436,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	442,981
387,000	Dollar General Corp., 3.250%, 4/15/23	381,901
6,000	Dollar Tree, Inc., 5.250%, 3/1/20	6,180
15,000	Dollar Tree, Inc., 5.750%, 3/1/23	15,882
40,000	DR Horton, Inc., 4.375%, 9/15/22	40,700
156,000	Ford Motor Co., 4.750%, 1/15/43	148,107
475,000	Forest Laboratories LLC, 144a,
	5.000%, 12/15/21	513,562
10,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	10,700

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 46.2% (Continued)

	Consumer Discretionary — (Continued)
$58,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	$60,488
38,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	36,860
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	279,679
375,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 3.500%, 2/11/23	377,057
21,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	22,155
12,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	12,870
10,000	Lennar Corp., 4.750%, 11/15/22	10,250
42,000	Lennar Corp., 4.750%, 5/30/25	40,950
12,000	Lennar Corp., 4.875%, 12/15/23	11,880
16,000	Live Nation Entertainment, Inc., 144a,
	4.875%, 11/1/24	16,040
33,000	LSC Communications, Inc., 144a,
	8.750%, 10/15/23	33,165
29,000	M/I Homes, Inc., 6.750%, 1/15/21	30,232
25,000	Mattamy Group Corp. (Canada), 144a,
	6.875%, 12/15/23	25,312
37,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	33,300
75,000	MGM Resorts International,
	6.000%, 3/15/23	81,000
180,000	Mylan NV (Netherlands), 144a,
	3.000%, 12/15/18	181,302
35,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	35,612
52,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.750%, 12/15/21	51,968
318,000	Newell Brands, Inc., 2.875%, 12/1/19	323,669
188,000	Newell Brands, Inc., 4.200%, 4/1/26	196,231
38,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	39,330
19,000	PulteGroup, Inc., 5.500%, 3/1/26	18,858
31,000	Quad/Graphics, Inc., 7.000%, 5/1/22	30,225
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	20,537
35,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	35,700
400,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	405,673
46,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	46,690
10,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	9,950
103,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	100,682
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	38,950
26,000	Tenneco, Inc., 5.000%, 7/15/26	25,512
42,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	41,265
31,000	TRI Pointe Group, Inc., 4.875%, 7/1/21	31,620
15,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	15,300
36,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	37,800
10,000	Vista Outdoor, Inc., 5.875%, 10/1/23	10,469
65,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	67,031
28,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	28,490
		6,834,837

	Energy — 5.3%
30,000	Antero Resources Corp.,
	5.375%, 11/1/21	30,675
292,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	277,979
200,000	Buckeye Partners LP, 4.150%, 7/1/23	202,379
475,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	529,611
32,000	Continental Resources, Inc.,
	5.000%, 9/15/22	32,300
13,000	DCP Midstream LLC, 144a,
	4.750%, 9/30/21	13,163
26,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	26,975
218,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	185,300
12,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	12,210
108,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	112,212
46,000	Gulfport Energy Corp., 144a,
	6.375%, 5/15/25	46,584
19,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	18,858
9,000	Holly Energy Partners LP / Holly
	Energy Finance Corp., 144a,
	6.000%, 8/1/24	9,382
206,000	HollyFrontier Corp., 5.875%, 4/1/26	210,514
377,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	371,835
440,000	Marathon Oil Corp., 2.800%, 11/1/22	420,755
44,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	40,700
282,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	296,100
53,000	Nabors Industries, Inc.,
	4.625%, 9/15/21	53,876
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	220,912
248,000	Occidental Petroleum Corp.,
	4.100%, 2/15/47	241,562

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 46.2% (Continued)

	Energy — (Continued)

$27,000	PDC Energy, Inc., 144a,
	6.125%, 9/15/24	$27,608
285,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	259,635
185,000	Petroleos Mexicanos (Mexico), 144a,
	5.375%, 3/13/22	189,436
45,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	42,075
29,000	Precision Drilling Corp. (Canada), 144a,
	7.750%, 12/15/23	30,595
27,000	QEP Resources, Inc., 5.375%, 10/1/22	27,068
45,000	Range Resources Corp., 144a,
	5.000%, 8/15/22	44,719
16,000	Range Resources Corp., 144a,
	5.750%, 6/1/21	16,760
48,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	46,800
401,000	Sabine Pass Liquefaction LLC, 144a,
	5.000%, 3/15/27	404,509
56,000	SESI LLC, 6.375%, 5/1/19	56,000
400,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	391,087
14,000	SM Energy Co., 6.750%, 9/15/26	14,420
40,000	Southwestern Energy Co.,
	4.100%, 3/15/22	37,792
31,000	Southwestern Energy Co.,
	5.800%, 1/23/20	31,930
36,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	37,800
29,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.250%, 1/15/25	29,616
55,000	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	58,025
106,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	100,965
85,000	Unit Corp., 6.625%, 5/15/21	82,450
31,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36	24,878
217,000	Williams Partners LP, 3.350%, 8/15/22	213,615
		5,521,665

	Telecommunication Services — 5.0%
59,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	60,623
23,000	AMC Networks, Inc., 5.000%, 4/1/24	23,115
37,000	Anixter, Inc., 5.500%, 3/1/23	38,388
225,000	AT&T, Inc., 3.900%, 3/11/24	227,508
90,000	AT&T, Inc., 4.350%, 6/15/45	80,193
360,000	AT&T, Inc., 4.500%, 5/15/35	347,820
325,000	CenturyLink, Inc., 5.150%, 6/15/17	329,875
8,000	CenturyLink, Inc., 5.800%, 3/15/22	8,177
2,000	CenturyLink, Inc., 6.450%, 6/15/21	2,105
264,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	305,205
372,000	Comcast Corp., 1.625%, 1/15/22	356,568
15,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	15,450
34,000	CSC Holdings LLC, 5.250%, 6/1/24	33,235
31,000	CSC Holdings LLC, 8.625%, 2/15/19	34,255
60,000	CSC Holdings LLC, 144a,
	10.125%, 1/15/23	69,300
500,000	Discovery Communications LLC,
	3.450%, 3/15/25	477,272
386,000	DISH DBS Corp., 6.750%, 6/1/21	418,810
245,000	Frontier Communications Corp.,
	6.875%, 1/15/25	207,638
10,000	Frontier Communications Corp.,
	10.500%, 9/15/22	10,513
45,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	43,538
188,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	145,700
5,000	LIN Television Corp., 5.875%, 11/15/22	5,075
6,000	Match Group, Inc., 6.375%, 6/1/24	6,330
31,000	Nexstar Escrow Corp., 144a,
	5.625%, 8/1/24	30,768
375,000	Qwest Corp., 6.750%, 12/1/21	406,875
181,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	182,358
7,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	7,752
504,000	T-Mobile USA, Inc., 6.731%, 4/28/22	526,680
95,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	99,750
425,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	399,122
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	326,040
6,000	ViaSat, Inc., 6.875%, 6/15/20	6,180
		5,232,218

	Health Care — 4.1%
395,000	Abbott Laboratories,
	3.750%, 11/30/26	392,271
342,000	AbbVie, Inc., 4.450%, 5/14/46	327,474
77,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	78,733
195,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	195,230
380,000	Catholic Health Initiatives,
	4.200%, 8/1/23	392,344
12,000	Centene Corp., 4.750%, 1/15/25	11,715
61,000	Centene Corp., 5.625%, 2/15/21	64,135
88,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	66,906
13,000	CHS/Community Health Systems, Inc.,
	5.125%, 8/15/18†	12,740

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 46.2% (Continued)

	Health Care — (Continued)
$24,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	$25,320
336,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	342,306
171,000	HCA, Inc., 6.500%, 2/15/20	187,074
28,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23	26,180
34,000	LifePoint Health, Inc., 144a,
	5.375%, 5/1/24	33,303
7,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	6,090
53,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	47,435
300,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	346,914
54,000	Select Medical Corp., 6.375%, 6/1/21	54,000
426,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	411,510
8,000	Teleflex, Inc., 4.875%, 6/1/26	7,920
170,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	168,300
6,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	6,060
15,000	Tenet Healthcare Corp., 144a,
	7.500%, 1/1/22	15,638
172,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	2.200%, 7/21/21	164,550
378,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	3.150%, 10/1/26	348,488
28,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	27,720
323,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	268,090
190,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	189,481
110,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	111,062
		4,328,989

	Information Technology — 3.9%
429,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	469,374
313,000	Apple, Inc., 4.650%, 2/23/46	337,993
17,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	17,021
395,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	4.420%, 6/15/21	408,724
32,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	33,944
20,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.875%, 6/15/21	21,279
87,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	96,585
54,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	57,645
432,000	Electronic Arts, Inc., 3.700%, 3/1/21	446,634
10,000	EMC Corp., 3.375%, 6/1/23†	9,262
470,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	486,576
67,000	First Data Corp., 144a, 5.000%, 1/15/24	67,356
30,000	First Data Corp., 144a, 5.375%, 8/15/23	31,125
440,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	442,446
27,000	Micron Technology, Inc., 144a,
	7.500%, 9/15/23	29,902
190,000	Microsoft Corp., 3.500%, 2/12/35	182,890
88,000	NCR Corp., 5.875%, 12/15/21	92,180
47,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	49,585
338,000	Oracle Corp., 2.650%, 7/15/26	320,833
425,000	QUALCOMM, Inc., 3.450%, 5/20/25	432,448
11,000	Quintiles IMS, Inc., 144a,
	4.875%, 5/15/23	11,165
31,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	30,380
28,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	30,800
37,000	Western Digital Corp., 144a,
	10.500%, 4/1/24	43,752
		4,149,899

	Industrials — 3.2%
122,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	122,305
9,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	9,540
31,000	Arconic, Inc., 5.125%, 10/1/24	31,775
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	231,877
3,000	Clean Harbors, Inc., 5.125%, 6/1/21	3,068
48,000	CNH Industrial NV (Netherlands),
	4.500%, 8/15/23	47,400
19,000	Eagle Materials, Inc., 4.500%, 8/1/26	18,952
400,000	FedEx Corp., 5.100%, 1/15/44	434,014
5,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	5,194
80,000	Hutchison Whampoa International
	Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	87,469
428,000	Joy Global, Inc., 5.125%, 10/15/21	465,165
57,000	KLX, Inc., 144a, 5.875%, 12/1/22	58,710
330,000	LafargeHolcim Finance US LLC, 144a,
	3.500%, 9/22/26	319,265

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 46.2% (Continued)

	Industrials — (Continued)
$29,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	$28,130
322,000	Masco Corp., 4.375%, 4/1/26	325,220
275,000	Mexico City Airport Trust (Mexico),
	144a, 5.500%, 10/31/46	247,500
20,000	Orbital ATK, Inc., 5.250%, 10/1/21	20,772
29,000	Orbital ATK, Inc., 5.500%, 10/1/23	29,870
430,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	435,593
334,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	336,535
158,000	XPO CNW, Inc., 6.700%, 5/1/34	127,980
		3,386,334

	Utilities — 2.4%
78,000	AES Corp., 4.875%, 5/15/23	77,041
874,000	Alabama Power Capital Trust V,
	4.098%, 10/1/42(A)	818,851
2,000	Calpine Corp., 144a, 7.875%, 1/15/23	2,085
420,000	Dominion Resources, Inc.,
	2.000%, 8/15/21	407,306
188,000	Dynegy, Inc., 7.375%, 11/1/22	179,540
21,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	19,688
384,000	Fortis, Inc. (Canada), 144a,
	3.055%, 10/4/26	359,146
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	124,361
17,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	17,382
65,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	7.500%, 11/1/23	67,112
142,000	NRG Energy, Inc., 144a,
	6.625%, 1/15/27	134,190
272,000	PacifiCorp, 5.750%, 4/1/37	333,218
		2,539,920

	Consumer Staples — 2.4%
27,000	AdvancePierre Foods Holdings, Inc.,
	144a, 5.500%, 12/15/24	27,253
22,000	B&G Foods, Inc., 4.625%, 6/1/21	22,440
150,000	Cott Beverages, Inc., 5.375%, 7/1/22	152,625
260,000	CVS Health Corp., 5.125%, 7/20/45	289,756
55,000	IHS Markit Ltd., 144a, 5.000%, 11/1/22	57,062
120,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	121,500
52,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.875%, 7/15/24	53,690
40,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	40,850
6,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	6,090
515,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	647,022
500,000	Kroger Co. (The), 5.000%, 4/15/42	527,765
450,000	Mondelez International Holdings
	Netherlands BV (Netherlands), 144a,
	2.000%, 10/28/21	431,118
73,000	Post Holdings, Inc., 144a,
	5.000%, 8/15/26	69,898
7,000	TreeHouse Foods, Inc.,
	4.875%, 3/15/22	7,175
14,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	14,700
11,000	US Foods, Inc., 144a, 5.875%, 6/15/24	11,385
25,000	WhiteWave Foods Co. (The),
	5.375%, 10/1/22	27,375
		2,507,704

	Real Estate — 2.1%
84,000	Care Capital Properties REIT, 144a,
	5.125%, 8/15/26	81,825
7,000	CoreCivic, Inc., 4.125%, 4/1/20†	6,982
6,000	CoreCivic, Inc., 4.625%, 5/1/23	5,910
15,000	CoreCivic, Inc., 5.000%, 10/15/22	14,962
450,000	Crown Castle International Corp., REIT,
	3.400%, 2/15/21	456,638
39,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	38,805
40,000	GEO Group, Inc. (The) REIT,
	5.125%, 4/1/23	38,400
400,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	405,312
330,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	325,397
47,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	47,235
375,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	405,564
316,000	Welltower, Inc. REIT, 6.125%, 4/15/20	350,768
		2,177,798

	Materials — 1.1%
301,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21	329,595
37,000	Blue Cube Spinco, Inc.,
	9.750%, 10/15/23	44,030
122,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	123,830
50,000	CF Industries, Inc., 3.450%, 6/1/23	44,950
48,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	49,440
119,000	Domtar Corp., 10.750%, 6/1/17	123,126
6,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	6,960
21,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	21,735
47,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	49,996

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 46.2% (Continued)

	Materials — (Continued)
$27,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	$27,270
21,000	Scotts Miracle-Gro Co. (The), 144a,
	5.250%, 12/15/26	21,000
226,000	Southern Copper Corp.,
	5.875%, 4/23/45	221,870
54,000	Steel Dynamics, Inc., 144a,
	5.000%, 12/15/26	53,798
		1,117,600
	Total Corporate Bonds	$48,567,686

	U.S. Treasury Obligations — 26.8%
321,000	U.S. Treasury Bond, 2.250%, 8/15/46	269,903
410,000	U.S. Treasury Bond, 2.500%, 2/15/46	364,324
135,000	U.S. Treasury Bond, 3.000%, 5/15/45	133,175
750,000	U.S. Treasury Bond, 3.000%, 11/15/45	739,746
13,805,000	U.S. Treasury Inflation Indexed
	Bonds, 0.125%, 7/15/26	13,461,317
4,285,000	U.S. Treasury Note, 0.750%, 1/31/18	4,275,963
1,500,000	U.S. Treasury Note, 1.125%, 7/31/21	1,449,962
1,500,000	U.S. Treasury Note, 1.375%, 4/30/21	1,471,466
6,190,000	U.S. Treasury Note, 2.000%, 11/15/26	5,955,696
	Total U.S. Treasury Obligations	$28,121,552

	U.S. Government Mortgage-Backed
	Obligations — 12.8%
66,281	FHLMC, Pool #1B3366,
	2.736%, 3/1/37(A)	70,033
179,430	FHLMC, Pool #1H1348,
	2.681%, 10/1/36(A)	189,538
735,309	FHLMC, Pool #1Q0339,
	3.070%, 4/1/37(A)	780,666
26,041	FHLMC, Pool #A12886, 5.000%, 8/1/33	28,669
62,251	FHLMC, Pool #A13842, 6.000%, 9/1/33	70,327
15,206	FHLMC, Pool #A21415, 5.000%, 5/1/34	16,668
35,266	FHLMC, Pool #A35682, 5.000%, 7/1/35	38,580
17,884	FHLMC, Pool #A36523, 5.000%, 8/1/35	19,539
86,806	FHLMC, Pool #A46590, 5.000%, 8/1/35	94,580
29,255	FHLMC, Pool #A56988, 5.500%, 2/1/37	32,593
191,460	FHLMC, Pool #A96485, 4.500%, 1/1/41	206,125
879,002	FHLMC, Pool #A97897, 4.500%, 4/1/41	956,692
26,878	FHLMC, Pool #C62740, 7.000%, 1/1/32	29,827
27,099	FHLMC, Pool #C72254, 6.500%, 7/1/32	30,870
114,683	FHLMC, Pool #C90986, 7.000%, 6/1/26	127,618
31,520	FHLMC, Pool #G02184, 5.000%, 4/1/36	34,499
487,306	FHLMC, Pool #G05733,
	5.000%, 11/1/39	536,631
298,511	FHLMC, Pool #J13584,
	3.500%, 11/1/25	313,393
111,980	FNMA, Pool #255628, 5.500%, 2/1/25	124,447
6,897	FNMA, Pool #432269, 6.500%, 8/1/28	7,803
5,357	FNMA, Pool #535290, 8.000%, 5/1/30	6,327
10,747	FNMA, Pool #540040, 7.500%, 6/1/28	10,779
21,728	FNMA, Pool #561741, 7.500%, 1/1/31	24,894
1,290	FNMA, Pool #626811, 6.500%, 6/1/17	1,294
61,183	FNMA, Pool #640291, 7.000%, 8/1/32	66,987
33,330	FNMA, Pool #653301, 6.500%, 7/1/32	37,709
100,900	FNMA, Pool #653502, 6.500%, 7/1/32	114,154
52,027	FNMA, Pool #670402, 6.500%, 6/1/32	58,861
6,855	FNMA, Pool #704460, 6.000%, 5/1/18	6,892
6,663	FNMA, Pool #725906,
	2.859%, 8/1/34(A)	7,037
305,794	FNMA, Pool #745257, 6.000%, 1/1/36	350,849
2,511	FNMA, Pool #745974,
	3.221%, 10/1/36(A)	2,655
128,437	FNMA, Pool #810049, 5.500%, 3/1/35	143,655
174,268	FNMA, Pool #819297, 6.000%, 9/1/35	197,155
66,197	FNMA, Pool #889060, 6.000%, 1/1/38	76,077
139,666	FNMA, Pool #889061, 6.000%, 1/1/38	161,788
84,012	FNMA, Pool #893003, 7.000%, 9/1/36	90,724
21,825	FNMA, Pool #895657, 6.500%, 8/1/36	24,136
235,072	FNMA, Pool #905049, 5.500%, 11/1/36	261,208
183,912	FNMA, Pool #908944, 5.500%, 1/1/37	204,250
684,848	FNMA, Pool #928553, 5.500%, 8/1/37	778,953
23,493	FNMA, Pool #995220, 6.000%, 11/1/23	25,260
345,303	FNMA, Pool #AA3467, 4.500%, 4/1/39	373,331
545,539	FNMA, Pool #AA4584, 4.500%, 4/1/39	590,140
123,250	FNMA, Pool #AB1800, 4.000%, 11/1/40	130,469
462,972	FNMA, Pool #AB2452, 4.000%, 3/1/26	489,002
147,944	FNMA, Pool #AD3775, 4.500%, 3/1/25	158,151
214,084	FNMA, Pool #AD6193, 5.000%, 6/1/40	234,977
451,606	FNMA, Pool #AE0996, 4.000%, 2/1/41	478,070
256,060	FNMA, Pool #AE1568, 4.000%, 9/1/40	269,156
787,176	FNMA, Pool #AE2497, 4.500%, 9/1/40	854,797
134,043	FNMA, Pool #AE5441, 5.000%, 10/1/40	146,203
393,368	FNMA, Pool #AH1135, 5.000%, 1/1/41	431,070
656,175	FNMA, Pool #AH3483, 3.500%, 2/1/26	685,546
286,978	FNMA, Pool #AH3671, 4.000%, 2/1/26	304,909
664,367	FNMA, Pool #AH6622, 4.000%, 3/1/41	706,054
32,956	FNMA, Pool #AI0805, 4.500%, 7/1/41	35,529
867,848	FNMA, Pool #AL0150, 4.000%, 2/1/41	918,528
217,505	FNMA, Pool #AL0211, 5.000%, 4/1/41	238,319
43,436	GNMA, Pool #5305, 4.000%, 2/20/42	46,262
11,027	GNMA, Pool #748495, 4.000%, 8/15/40	11,727
20,554	GNMA, Pool #8503, 2.125%, 9/20/24(A)	21,188
	Total U.S. Government
	Mortgage-Backed Obligations	$13,484,170

	Asset-Backed Securities — 5.8%
524	American Homes 4 Rent Trust, Ser
	2015-SFR2, Class A, 144a,
	3.732%, 10/17/45	536
475,000	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	478,410
3,545	CIT Home Equity Loan Trust, Ser
	2002-1, Class AF5,
	7.210%, 2/25/33(C)	3,541

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 5.8% (Continued)
$386,144	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)	$365,971
450,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	452,622
177,510	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	181,054
446,311	FFMLT Trust, Ser 2005-FFA, Class M3,
	6.017%, 3/25/25(C)	451,554
211,600	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	6.942%, 12/25/29(C)	241,778
55,424	FNMA REMIC Trust, Ser 2001-W2, Class
	AF6, 6.589%, 10/25/31(C)	59,259
300,000	Leaf Receivables Funding LLC, Ser
	2016-1, Class B, 144a,
	2.780%, 8/15/22	297,844
1,601,509	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	1,755,200
523,524	Orange Lake Timeshare Trust, Ser
	2016-A, Class A, 144a,
	2.610%, 3/8/29	516,002
107,965	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(C)	110,775
2,189	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	2,272
395,000	Santander Drive Auto Receivables
	Trust, Ser 2015-1, Class B,
	1.970%, 11/15/19	395,829
313,163	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	309,315
470,640	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	472,993
	Total Asset-Backed Securities	$6,094,955

	Non-Agency Collateralized Mortgage
	Obligations — 3.1%
4,981	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	3.278%, 3/25/35(A)	4,793
304,641	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	305,574
32,763	Alternative Loan Trust, Ser 2005-J3,
	Class 3A1, 6.500%, 9/25/34	32,486
61,100	CSFB Mortgage-Backed Trust, Ser
	2004-7, Class 6A1, 5.250%, 10/25/19	61,600
117,916	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.981%, 2/25/35(A)	119,162
307,199	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	3.202%, 4/25/35(A)	308,519
64,669	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.994%, 6/25/36(A)	57,828
54,456	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	54,756
43,160	MASTR Asset Securitization Trust, Ser
	2003-4, Class 4A2, 5.500%, 5/25/33	43,350
218,637	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	177,772
599,298	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.568%, 8/25/43(A)	589,512
3,633	Structured Asset Securities Corp.
	Mortgage Pass-Through
	Certificates, Ser 2004-21XS, Class
	2A6B, 5.650%, 12/25/34(C)	3,691
159,176	Structured Asset Securities Corp. Trust,
	Ser 2005-17, Class 5A1,
	5.500%, 10/25/35	128,518
700,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)	709,775
392,230	Towd Point Mortgage Trust, Ser
	2016-2, Class A1, 144a,
	3.000%, 8/25/55(A)	394,285
129,687	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	118,923
148,798	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.894%, 6/25/33(A)	149,107
	Total Non-Agency Collateralized
	Mortgage Obligations	$3,259,651

	Commercial Mortgage-Backed Securities — 1.6%
595,000	Cosmopolitan Hotel Trust, Ser
	2016-CSMO, Class A, 144a,
	2.104%, 11/15/33(A)	597,983
550,000	Eleven Madison Trust Mortgage Trust,
	Ser 2015-11MD, Class C, 144a,
	3.554%, 9/10/35(A)	543,467
528,000	J.P. Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2016-NINE, Class B, 144a,
	2.854%, 10/6/38(A)	497,066
	Total Commercial
	Mortgage-Backed Securities	$1,638,516

	Agency Collateralized Mortgage
	Obligations — 0.3%
142,981	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	143,914

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 0.3% (Continued)
$148,993	FNMA Trust, Ser 2004-W15, Class 2AF,
	1.006%, 8/25/44(A)	$147,822
11,364	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	11,963
	Total Agency Collateralized
	Mortgage Obligations	$303,699

Shares

	Preferred Stocks — 0.8%

	Real Estate — 0.4%
19,007	Public Storage, 4.900%	$401,048

	Utilities — 0.4%
8,634	Entergy Arkansas, Inc., 4.875%	182,782
8,769	Entergy Louisiana LLC, 4.875%	185,289
4,295	Entergy Mississippi, Inc., 4.900%	90,753
		458,824
	Total Preferred Stocks	$859,872

	Investment Funds — 2.0%
2,023,602	Dreyfus Government Cash
	Management, Institutional Shares,
	0.45%∞Ω	2,023,602
29,403	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.43%**∞Ω	29,403
	Total Investment Funds	$2,053,005

	Total Investment Securities —99.4%
	(Cost $102,940,210)	$104,383,106

	Other Assets in
	Excess of Liabilities — 0.6%	646,735
	Net Assets — 100.0%	$105,029,841

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2016.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $28,429.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $15,808,853 or 15.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$48,567,686	$—	$48,567,686
U.S. Treasury Obligations	—	28,121,552	—	28,121,552
U.S. Government Mortgage-Backed Obligations	—	13,484,170	—	13,484,170
Asset-Backed Securities	—	6,094,955	—	6,094,955
Non-Agency Collateralized Mortgage Obligations	—	3,259,651	—	3,259,651
Commercial Mortgage-Backed Securities	—	1,638,516	—	1,638,516
Agency Collateralized Mortgage Obligations	—	303,699	—	303,699
Preferred Stocks	859,872	—	—	859,872
Investment Funds	2,053,005	—	—	2,053,005
Total Assets	$2,912,877	$101,470,229	$—	$104,383,106

Liabilities:
Other Financial Instruments***
Futures Interest Rate Contracts	(29,750)	—	—	(29,750)
Total	$2,883,127	$101,470,229	$—	$104,353,356

***Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized depreciation on futures interest rate contracts.

Futures Contracts

At December 31, 2016, $98,600 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2016:

	Expiration	Number of	Notional	Unrealized
Description	Date	Contracts	Value	(Depreciation)
Short Futures:
10-Year US Note	March 2017	68	$8,421,375	$(29,750)

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3%

	Consumer Discretionary — 20.2%
$414,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	$416,848
460,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	478,400
367,000	AMC Entertainment Holdings, Inc.,
	5.750%, 6/15/25	375,258
667,000	AMC Entertainment Holdings, Inc.,
	144a, 5.875%, 11/15/26	682,008
532,000	AMC Networks, Inc., 4.750%, 12/15/22	535,325
592,000	AMC Networks, Inc., 5.000%, 4/1/24	594,960
121,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.625%, 4/15/21	124,630
188,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	193,640
403,000	Belo Corp., 7.250%, 9/15/27	426,172
1,079,000	Brinker International, Inc., 144a,
	5.000%, 10/1/24	1,076,302
231,000	Brookfield Residential Properties, Inc.
	(Canada), 144a, 6.375%, 5/15/25	230,422
311,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	312,555
114,000	Brookfield Residential Properties, Inc.,
	(Canada), 144a, 6.500%, 12/15/20	116,565
527,000	Cable One, Inc., 144a, 5.750%, 6/15/22	542,810
905,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	882,375
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	548,750
620,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	632,400
625,000	Cardtronics, Inc., 5.125%, 8/1/22	629,688
563,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	588,335
791,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	826,595
479,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/23	493,370
1,114,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	1,147,420
1,435,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	1,485,225
1,789,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	1,842,670
1,085,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	1,106,700
623,000	Cogeco Communications, Inc.
	(Canada), 144a, 4.875%, 5/1/20	640,911
336,000	Dollar Tree, Inc., 5.750%, 3/1/23	355,764
200,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	202,403
243,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	260,010
1,291,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	1,346,384
798,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	951,615
796,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	772,120
789,000	Hilton Domestic Operating Co., Inc.,
	144a, 4.250%, 9/1/24	765,330
459,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	484,245
917,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	983,482
638,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	651,558
262,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	265,930
1,536,000	L Brands, Inc., 5.625%, 2/15/22	1,639,680
138,000	Lennar Corp., 4.750%, 11/15/22	141,450
332,000	Lennar Corp., 4.750%, 5/30/25	323,700
398,000	Lennar Corp., 4.875%, 12/15/23	394,020
305,000	Live Nation Entertainment, Inc., 144a,
	4.875%, 11/1/24	305,762
731,000	LSC Communications, Inc., 144a,
	8.750%, 10/15/23	734,655
601,000	M/I Homes, Inc., 6.750%, 1/15/21	626,542
558,000	Mattamy Group Corp. (Canada), 144a,
	6.875%, 12/15/23	564,975
665,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	598,500
510,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	499,800
531,000	Meritage Homes Corp.,
	7.150%, 4/15/20	576,135
1,684,000	MGM Resorts International,
	6.000%, 3/15/23	1,818,720
747,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	760,072
1,196,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.750%, 12/15/21	1,195,258
400,000	Netflix, Inc., 5.750%, 3/1/24	428,000
708,000	Netflix, Inc., 5.875%, 2/15/25	763,755
1,276,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,272,810
586,000	Quad/Graphics, Inc., 7.000%, 5/1/22	571,350
700,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	726,250
200,000	QVC, Inc., 5.125%, 7/2/22	207,036
516,564	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer, 6.875%, 2/15/21	531,544

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Consumer Discretionary — (Continued)
$575,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	$614,531
571,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	586,343
768,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	783,360
528,000	Service Corp. International,
	5.375%, 5/15/24	550,440
485,000	Service Corp. International,
	8.000%, 11/15/21	565,025
896,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	909,440
824,000	SFR Group SA (France), 144a,
	6.250%, 5/15/24	828,120
734,000	SFR Group SA (France), 144a,
	7.375%, 5/1/26	752,350
668,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	664,660
845,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	825,988
176,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	183,920
297,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	304,425
188,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	191,290
324,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	318,330
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	838,705
318,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	324,360
295,200	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	305,532
514,000	Vista Outdoor, Inc., 5.875%, 10/1/23	538,096
295,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	304,219
1,301,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	1,323,768
		50,362,091

	Telecommunication Services — 14.8%
863,000	Altice Financing SA (Luxembourg),
	144a, 7.500%, 5/15/26	897,520
1,599,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	1,642,972
1,051,000	Altice US Finance I Corp., 144a,
	5.500%, 5/15/26	1,072,020
512,000	Anixter, Inc., 5.125%, 10/1/21	532,480
858,000	Anixter, Inc., 5.500%, 3/1/23	890,175
334,000	CenturyLink, Inc., 5.625%, 4/1/20	353,205
1,432,000	CenturyLink, Inc., 5.800%, 3/15/22	1,463,690
436,000	CenturyLink, Inc., 6.450%, 6/15/21	458,890
1,093,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	1,125,790
801,000	CSC Holdings LLC, 5.250%, 6/1/24	782,978
300,000	CSC Holdings LLC, 6.750%, 11/15/21	322,500
1,485,000	CSC Holdings LLC, 144a,
	10.125%, 1/15/23	1,715,175
873,000	DISH DBS Corp., 5.125%, 5/1/20	903,555
514,000	DISH DBS Corp., 6.750%, 6/1/21	557,690
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,213,230
100,000	Frontier Communications Corp.,
	7.125%, 1/15/23	90,500
735,000	Frontier Communications Corp.,
	8.500%, 4/15/20	771,750
3,589,000	Frontier Communications Corp.,
	10.500%, 9/15/22	3,773,116
936,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	905,580
220,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	239,250
750,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	505,350
573,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19	481,320
1,453,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,126,075
550,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	419,375
84,000	LIN Television Corp., 5.875%, 11/15/22	85,260
257,000	Match Group, Inc., 6.375%, 6/1/24	271,135
12,000	Nexstar Broadcasting, Inc.,
	6.875%, 11/15/20	12,420
925,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	957,375
527,000	Nexstar Escrow Corp., 144a,
	5.625%, 8/1/24	523,048
806,000	SFR Group SA (France), 144a,
	6.000%, 5/15/22	827,158
295,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	301,638
386,000	SoftBank Corp. (Japan), 144a,
	4.500%, 4/15/20	395,650
505,000	Sprint Capital Corp., 6.875%, 11/15/28	498,688
75,000	Sprint Capital Corp., 6.900%, 5/1/19	79,406
727,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	732,455
1,225,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	1,350,562
223,000	Sprint Corp., 7.625%, 2/15/25	234,429
151,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	167,232
303,000	T-Mobile USA, Inc., 6.000%, 3/1/23	320,044
629,000	T-Mobile USA, Inc., 6.000%, 4/15/24	662,809
663,000	T-Mobile USA, Inc., 6.125%, 1/15/22	699,465
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	976,560
1,025,000	T-Mobile USA, Inc., 6.625%, 4/1/23	1,086,500
89,000	T-Mobile USA, Inc., 6.731%, 4/28/22	93,005
1,582,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	1,661,100

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Telecommunication Services — (Continued)
$899,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	$905,742
1,180,000	ViaSat, Inc., 6.875%, 6/15/20	1,215,400
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	400,775
		36,702,042

	Energy — 14.5%
178,000	Antero Resources Corp.,
	5.125%, 12/1/22	179,780
534,000	Antero Resources Corp.,
	5.375%, 11/1/21	546,015
1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	1,084,000
1,137,000	Cheniere Corpus Christi Holdings LLC,
	144a, 7.000%, 6/30/24	1,230,802
685,000	Continental Resources, Inc.,
	4.500%, 4/15/23	671,300
1,283,000	Continental Resources, Inc.,
	5.000%, 9/15/22	1,295,047
204,000	DCP Midstream LLC, 144a,
	4.750%, 9/30/21	206,550
473,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	490,738
682,000	FTS International, Inc., 144a,
	8.463%, 6/15/20(A)	682,000
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,453,390
251,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	255,392
1,243,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	1,291,477
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,128,800
1,034,000	Gulfport Energy Corp., 144a,
	6.375%, 5/15/25	1,047,132
574,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	569,695
158,000	Holly Energy Partners LP / Holly
	Energy Finance Corp., 144a,
	6.000%, 8/1/24	164,715
560,000	HollyFrontier Corp., 5.875%, 4/1/26	572,271
647,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	575,830
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	235,875
227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	238,350
403,000	MPLX LP, 4.875%, 12/1/24	414,967
1,248,000	Nabors Industries, Inc.,
	4.625%, 9/15/21	1,268,617
609,000	Newfield Exploration Co.,
	5.625%, 7/1/24	634,882
681,000	NuStar Logistics LP, 4.800%, 9/1/20	682,702
454,000	ONEOK, Inc., 4.250%, 2/1/22	456,270
590,000	PDC Energy, Inc., 144a,
	6.125%, 9/15/24	603,275
772,000	Petroleos Mexicanos (Mexico), 144a,
	5.375%, 3/13/22	790,513
868,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	811,580
484,000	Precision Drilling Corp. (Canada),
	6.500%, 12/15/21	491,260
41,000	Precision Drilling Corp. (Canada), 144a,
	7.750%, 12/15/23	43,255
626,000	QEP Resources, Inc., 5.375%, 10/1/22	627,565
743,000	QEP Resources, Inc., 6.800%, 3/1/20	772,720
1,644,000	Range Resources Corp., 144a,
	5.000%, 8/15/22	1,633,725
563,000	Range Resources Corp., 144a,
	5.750%, 6/1/21	589,742
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	377,280
676,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	659,100
1,467,000	Sabine Pass Liquefaction LLC, 144a,
	5.000%, 3/15/27	1,479,836
749,000	SemGroup Corp., 7.500%, 6/15/21	771,470
942,000	SESI LLC, 6.375%, 5/1/19	942,000
494,000	SM Energy Co., 6.750%, 9/15/26	508,820
830,000	Southwestern Energy Co.,
	4.100%, 3/15/22	784,184
444,000	Southwestern Energy Co.,
	5.800%, 1/23/20	457,320
622,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	653,100
338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	349,830
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	486,750
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 6.250%, 10/15/22	297,860
1,141,000	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	1,203,755
711,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	677,228
433,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	402,690
1,761,000	Unit Corp., 6.625%, 5/15/21	1,708,170
556,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36	446,190
		35,945,815

	Financials — 9.2%
240,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	3.950%, 2/1/22	242,100
763,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	790,735

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Financials — (Continued)
$6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	5.000%, 10/1/21	$6,308
750,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	795,000
458,000	Ally Financial, Inc., 8.000%, 3/15/20	518,685
1,911,000	Ally Financial, Inc., 8.000%, 11/1/31	2,211,982
1,378,000	Bank of America Corp.,
	6.100%, 12/29/49(A)(B)	1,385,579
2,561,000	CIT Group, Inc., 5.000%, 8/15/22	2,669,842
1,158,000	Citigroup, Inc., 6.125%, 12/29/49(A)(B)	1,198,530
263,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	265,630
776,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	797,340
1,333,000	FirstCash, Inc., 6.750%, 4/1/21	1,376,322
1,215,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/31/49(A)(B)	1,227,150
784,000	International Lease Finance Corp.,
	5.875%, 8/15/22	850,640
229,000	International Lease Finance Corp.,
	6.250%, 5/15/19	246,175
1,264,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)(B)	1,289,988
1,251,000	MetLife, Inc., 5.250%, 12/29/49(A)(B)	1,266,638
597,000	Navient Corp., 5.000%, 10/26/20	608,940
227,000	Navient Corp., 5.875%, 10/25/24	215,650
1,089,000	Navient Corp. MTN, 5.500%, 1/15/19	1,129,838
860,000	Navient Corp. MTN, 6.125%, 3/25/24	835,275
551,000	Navient Corp. MTN, 8.450%, 6/15/18	593,702
1,004,000	OneMain Financial Holdings LLC,
	144a, 7.250%, 12/15/21	1,046,670
1,460,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	1,419,850
		22,988,569

	Health Care — 8.2%
627,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	627,000
475,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	485,688
1,974,000	Centene Corp., 4.750%, 1/15/25	1,927,118
1,003,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	762,581
250,000	CHS/Community Health Systems, Inc.,
	5.125%, 8/15/18†	245,000
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19†	166,000
520,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	548,600
876,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	906,660
1,362,000	HCA, Inc., 5.375%, 2/1/25	1,365,405
487,000	HCA, Inc., 5.875%, 3/15/22	524,742
554,000	HCA, Inc., 5.875%, 5/1/23	588,625
2,080,000	HCA, Inc., 5.875%, 2/15/26	2,142,400
545,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23	509,575
504,000	LifePoint Health, Inc., 5.500%, 12/1/21	524,160
98,000	LifePoint Health, Inc., 144a,
	5.375%, 5/1/24	95,991
1,145,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	1,024,775
890,000	Select Medical Corp., 6.375%, 6/1/21	890,000
134,000	Teleflex, Inc., 4.875%, 6/1/26	132,660
223,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	220,770
750,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	757,500
2,211,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	2,316,022
320,000	Tenet Healthcare Corp., 144a,
	7.500%, 1/1/22	333,600
551,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	545,490
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	16,322
101,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	83,830
829,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.500%, 3/1/23	621,750
398,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.875%, 5/15/23	300,490
931,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	699,414
1,016,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.750%, 8/15/18	962,660
		20,324,828

	Industrials — 6.6%
1,080,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	1,085,400
139,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	147,340
325,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	339,625
1,385,548	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	1,437,506
826,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	826,000
467,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	458,828
504,000	Arconic, Inc., 5.125%, 10/1/24	516,600
370,000	Arconic, Inc., 5.870%, 2/23/22	395,900
540,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	533,531
60,000	Clean Harbors, Inc., 5.125%, 6/1/21	61,362
1,343,000	CNH Industrial NV (Netherlands),
	4.500%, 8/15/23	1,326,212
402,000	Eagle Materials, Inc., 4.500%, 8/1/26	400,995

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Industrials — (Continued)
$505,000	Graphic Packaging International, Inc.,
	4.125%, 8/15/24	$482,275
99,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	102,836
952,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	999,600
565,000	Joy Global, Inc., 5.125%, 10/15/21	614,061
855,000	KLX, Inc., 144a, 5.875%, 12/1/22	880,650
700,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	679,000
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	763,895
1,074,000	Orbital ATK, Inc., 5.250%, 10/1/21	1,115,483
441,000	Standard Industries, Inc., 144a,
	5.125%, 2/15/21	459,742
365,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	375,038
743,000	Tenneco, Inc., 5.000%, 7/15/26	729,069
531,000	TRI Pointe Group, Inc., 4.875%, 7/1/21	541,620
330,947	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	338,393
721,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	757,050
		16,368,011

	Materials — 5.7%
695,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	6.750%, 9/30/24	754,075
494,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	7.000%, 9/30/26	540,930
931,000	Anglo American Capital PLC (United
	Kingdom), 144a, 4.125%, 9/27/22	937,992
585,000	ArcelorMittal (Luxembourg),
	6.250%, 8/5/20	636,188
89,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21	97,455
460,000	ArcelorMittal (Luxembourg),
	7.250%, 2/25/22†	518,650
869,000	Blue Cube Spinco, Inc.,
	9.750%, 10/15/23	1,034,110
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	30,450
864,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	876,960
1,346,000	CF Industries, Inc., 3.450%, 6/1/23	1,210,054
1,041,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	1,072,230
134,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	155,449
1,205,000	Freeport-McMoRan, Inc., 144a,
	6.750%, 2/1/22	1,238,138
495,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	512,325
111,000	Kaiser Aluminum Corp.,
	5.875%, 5/15/24	114,885
782,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	831,852
365,000	Lundin Mining Corp. (Canada), 144a,
	7.875%, 11/1/22	396,938
836,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	844,360
840,000	PolyOne Corp., 5.250%, 3/15/23	852,600
476,000	Scotts Miracle-Gro Co. (The), 144a,
	5.250%, 12/15/26	476,000
417,000	Steel Dynamics, Inc., 5.125%, 10/1/21	434,906
249,000	Steel Dynamics, Inc., 5.250%, 4/15/23	260,828
401,000	Steel Dynamics, Inc., 144a,
	5.000%, 12/15/26	399,496
		14,226,871

	Information Technology — 5.7%
385,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	385,481
554,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	587,649
148,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.875%, 6/15/21	157,461
1,517,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	1,684,140
1,016,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	1,084,580
279,000	EMC Corp., 3.375%, 6/1/23†	258,422
1,522,000	First Data Corp., 144a, 5.000%, 1/15/24	1,530,097
578,000	First Data Corp., 144a, 5.375%, 8/15/23	599,675
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	720,862
646,000	Micron Technology, Inc., 144a,
	7.500%, 9/15/23	715,445
646,000	NCR Corp., 4.625%, 2/15/21	657,628
1,006,000	NCR Corp., 5.875%, 12/15/21	1,053,785
312,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a, 4.125%, 6/1/21	322,140
503,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a, 4.625%, 6/1/23	528,150
1,051,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	1,108,805
238,000	Quintiles IMS, Inc., 144a,
	4.875%, 5/15/23	241,570
575,000	Quintiles IMS, Inc., 144a,
	5.000%, 10/15/26	576,438
690,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	676,200
276,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	303,600
823,000	Western Digital Corp., 144a,
	10.500%, 4/1/24	973,198
		14,165,326

14

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.3% (Continued)

	Consumer Staples — 4.1%
$594,000	AdvancePierre Foods Holdings, Inc.,
	144a, 5.500%, 12/15/24	$599,572
1,878,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's
	LLC, 144a, 5.750%, 3/15/25	1,859,220
888,000	B&G Foods, Inc., 4.625%, 6/1/21	905,760
201,000	Barry Callebaut Services NV (Belgium),
	144a, 5.500%, 6/15/23	212,889
1,172,000	Cott Beverages, Inc., 5.375%, 7/1/22	1,192,510
698,000	IHS Markit Ltd., 144a, 5.000%, 11/1/22	724,175
775,000	Ingles Markets, Inc., 5.750%, 6/15/23	796,312
243,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	246,038
684,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.875%, 7/15/24	706,230
298,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 7.250%, 6/1/21	308,433
1,296,000	Post Holdings, Inc., 144a,
	5.000%, 8/15/26	1,240,920
268,000	Post Holdings, Inc., 144a,
	7.750%, 3/15/24	297,480
284,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	298,200
367,000	US Foods, Inc., 144a, 5.875%, 6/15/24	379,845
436,000	WhiteWave Foods Co. (The),
	5.375%, 10/1/22	477,420
		10,245,004

	Utilities — 3.9%
604,000	AES Corp., 4.875%, 5/15/23	596,571
452,000	AES Corp., 5.500%, 3/15/24	459,910
161,000	AES Corp., 7.375%, 7/1/21	179,338
593,000	Calpine Corp., 144a, 7.875%, 1/15/23	618,202
699,000	DPL, Inc., 7.250%, 10/15/21	712,980
356,000	Dynegy, Inc., 6.750%, 11/1/19	362,230
61,000	Dynegy, Inc., 7.375%, 11/1/22	58,255
356,000	Dynegy, Inc., 7.625%, 11/1/24	328,410
404,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	378,750
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	356,250
541,000	GenOn Energy, Inc., 9.500%, 10/15/18	382,419
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,511,220
950,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	971,375
869,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	7.500%, 11/1/23	897,242
870,000	NRG Energy, Inc., 6.250%, 7/15/22	872,175
1,105,000	NRG Energy, Inc., 144a,
	6.625%, 1/15/27	1,044,225
		9,729,552

	Real Estate — 3.4%
1,908,000	Care Capital Properties REIT, 144a,
	5.125%, 8/15/26	1,858,608
135,000	CoreCivic, Inc., 4.125%, 4/1/20†	134,662
123,000	CoreCivic, Inc., 4.625%, 5/1/23	121,155
562,000	CoreCivic, Inc., 5.000%, 10/15/22	560,595
1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 5.875%, 6/1/21	1,341,065
1,043,000	Equinix, Inc. REIT, 5.375%, 4/1/23	1,082,112
1,028,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	1,022,860
110,000	GEO Group, Inc. (The) REIT,
	5.125%, 4/1/23	105,600
72,000	GEO Group, Inc. (The) REIT,
	5.875%, 10/15/24	71,010
523,000	MGM Growth Properties Operating
	Partnership LP / MGP Escrow
	Co.-Issuer, Inc. REIT, 144a,
	5.625%, 5/1/24	547,842
375,000	MPT Operating Partnership LP / MPT
	Finance Corp. REIT, 6.375%, 2/15/22	388,594
1,218,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	1,224,090
		8,458,193
	Total Corporate Bonds	$239,516,302

Shares

	Investment Funds — 2.7%
5,326,196	Dreyfus Government Cash
	Management, Institutional Shares,
	0.45%∞Ω	5,326,196
1,354,045	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.43%**∞Ω	1,354,045
	Total Investment Funds	$6,680,241

	Total Investment Securities —99.0%
	(Cost $243,742,441)	246,196,543

	Other Assets in
	Excess of Liabilities — 1.0%	2,375,115
	Net Assets — 100.0%	$248,571,658

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $1,303,418.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

15

Touchstone High Yield Fund (Unaudited) (Continued)

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $104,831,768 or 42.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$239,516,302	$—	$239,516,302
Investment Funds	6,680,241	—	—	6,680,241
Total	$6,680,241	$239,516,302	$—	$246,196,543

See accompanying Notes to Portfolios of Investments.

16

Notes to Portfolios of Investments

December 31, 2016 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value.The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2016 there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The High Yield Fund’s investment in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Fund’s Board of Trustees (the “Board”), and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

17

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans —The High Yield Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature.The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents mark to market of the unfunded portion of the Fund’s bank loans. As of December 31, 2016, the Fund did not hold any unfunded loan commitments.

18

Notes to Portfolios of Investments (Unaudited) (Continued)

Investment companies —The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of December 31, 2016, the Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $98,600 held as collateral for futures contracts.

Foreign currency translation —The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

19

Notes to Portfolios of Investments (Unaudited) (Continued)

Derivative instruments and hedging activities — The following table sets forth the fair value of the Active Bond Fund’s derivative financial instruments by primary risk exposure as of December 31, 2016:

Fair Value of Derivative Investments
As of December 31, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$—	$(29,750)

* Amounts for Futures Contracts represent unrealized depreciation.

For the period ended December 31, 2016, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active
Bond
Fund
Interest Rate Contracts:
Futures - Average notional value	$4,210,688

Real Estate Investment Trusts —The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned —The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Active Bond Fund	Corporate Bonds	$28,429	$29,403	$974
High Yield Fund	Corporate Bonds	1,320,206	1,354,045	33,839

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

20

Notes to Portfolios of Investments (Unaudited) (Continued)

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of December 31, 2016, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$102,940,210	$2,663,544	$(1,220,648)	$1,442,896
High Yield Fund	243,742,441	6,145,617	(3,691,515)	2,454,102

21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/17/2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/17/2017

* Print the name and title of each signing officer under his or her signature.